Convertible Promissory Notes	9 Months Ended
Sep. 30, 2011
Convertible Promissory Notes [Abstract]
Convertible Promissory Notes [Text Block]
8.	Convertible Promissory Notes

Convertible promissory notes consisted of the following:

	December 31,	December 31,	September 30,
Description	2010	2009	2011

Convertible promissory note to Plaza Construction Corporation with a face amount of $500,000 (and a net related discount of $90,989), at 5% per annum, compounded monthly (A)	$-	$409,011	$-

Convertible promissory note to The Stahmer Family Trust with a face amount of $60,000, at 24% per annum, compounded annually (B)	-	60,000	-

Convertible promissory note to The Stahmer Family Trust with a face amount of $50,000, at 24% per annum, compounded annually (B)	-	50,000	-

Convertible promissory note to William LaBahn with a face amount of $50,000, at 24% per annum, compounded annually (B)	-	50,000	-

Convertible promissory notes to certain partners and associates of Olshan Grundman Frome Rosenweig & Wolosky, LLP with a total face amount of $65,000, at 1% per annum, compounded annually (C)	-	-	-

Convertible promissory note to Christopher Melton with a face amount of $30,000, at 1% per annum, compounded annually (C)	-	-	-

Total convertible promissory notes	$-	$569,011	$-

(A)         On November 25, 2009, the Company issued a convertible promissory note to Plaza Construction Corporation (“Plaza”) in exchange for $500,000.  The note and all accrued and unpaid interest was due on November 25, 2010, bore interest at an annual rate of 5% per annum, compounded monthly and was guaranteed by a stockholder of the Company. Plaza had the right to convert any unpaid principal and interest on this note, at any time, into a fixed percentage of the then outstanding shares of common stock. The conversion price was subject to an adjustment in the event that the Company subsequently issues equity securities or equity linked securities at a price more favorable than the exercise price of the conversion option embedded in the note.  The Company bifurcated the derivative from its debt host in accordance with ASC 815. The issuance date fair value of the derivative amounted to $99,261. Consequently, the Company recorded a discount of $99,261 on the note, which was amortized over the term of the note, using the effective interest method.  During the years ended December 31, 2010 and 2009, $90,989 and $8,272, respectively, of the discount has been charged to interest expense. Amortization of the discount for the nine months ended September 30, 2010 amounted to $74,446.

The significant assumptions which the Company used to measure the fair value at November 29, 2009 (issuance date) and December 31, 2009 of conversion option liability was as follows:

Stock price	$4.73
Term	1 year
Volatility	50%
Risk-free interest rate	2.01%
Current equity value	$4,000,000
Dividend yield	0.00
Return	0.47%
Up Ratio	1.144
Down Ratio	0.857
Up Transition Probability	0.5001

The difference in fair value at the issuance date of November 25, 2009 and December 31, 2009 was insignificant. The Company estimated the fair value of this derivative using the lattice valuation model.  The fair value of this conversion liability at the settlement date (October 29, 2010) was $89,986 and at December 31, 2009 was $99,261. The difference in fair value at September 30, 2010 and the settlement date was insignificant. The fair value of this conversion liability at the settlement date was calculated based on the potential converted value over principal and interest that Plaza received upon settlement of the note. The conversion option liability was reclassified into equity upon settlement of the convertible note.

On October 29, 2010, Plaza received $523,014 for both principal and interest as part of the proceeds from the private offering. As a result of the Company retiring the note prior to maturity, Plaza also received 2% of all outstanding shares of the Company. At such time there were 966,000 shares of common stock outstanding, and therefore, Plaza received 19,320 shares of common stock with a fair value of $96,600. In addition, the Company owes Plaza a cash obligation fee of $50,000 which is included in interest expense for the year ended December 31, 2010 and consequently is included in accounts payable and accrued expenses as of December 31, 2010 and September 30, 2011.

(B)         As part of a maximum loan facility of $310,000, during May and June of 2009, the Company issued three convertible notes; two notes were issued to The Stahmer Family Trust (“Stahmer Trust”) in the amounts of $60,000 and $50,000, and one note was issued to William LeBahn (“LeBahn”) in the amount of $50,000.  The notes had original maturity dates ranging from May 28 to June 19, 2010, bore interest at an annual rate of 24% per annum, and were convertible into a fixed percentage of the then outstanding shares of common stock of the Company.  The fair value of this conversion option liability was de minims.  In the event of a default, as outlined in the underlying agreements, the entire unpaid balances of the notes were convertible into common stock of the Company. The entire principal amounts outstanding on all three notes, were repaid during 2010.

As a result of settlement agreements with Stahmer Trust and LeBahn, during 2010, unpaid interest totaling $13,749 was forgiven, and is included as other income on the accompanying statements of operations for the year ended December 31, 2010.  Also, unpaid interest totaling $41,247 on the notes, were included into new notes payable agreements, as disclosed in Note 9.

(C)         In August 2010, the Company issued three convertible promissory notes to certain partners and associates of Olshan Grundman Frome Rosenzqeig & Wolosky, LLP (“OGFRW, LLP”) in the aggregate principal amount of $65,000 and also issued one convertible promissory note to Christopher Melton in the principal amount of $30,000. The OGFRW, LLP notes had an original maturity date of February 5, 2011 and the note to Christopher Melton had an original maturity date of August 3, 2011. All of these notes bore interest at an annual rate of 1% per annum, and were convertible into a fixed percentage of the then outstanding shares of common stock of the Company. The fair value of these conversion option liabilities were determined to be $72,795 utilizing the Black-Scholes method.  For the year ended December 31, 2010, $72,795 for the amount of the discount on the notes is included as a component of interest expense in the accompanying statements of operations. In 2010 in conjunction with the private offering memorandum, these notes were converted into 33,559 shares of the Company’s common stock based upon the contractual terms of the conversion option. The conversion option liability was reclassified into equity upon settlement of the convertible notes.

The significant assumptions which the Company used to measure the fair value at the issuance date of conversion option liability is as follows:

Stock price	$5.00
Term	0.5 to 1 year
Volatility	50%
Risk-free interest rate	2.01%
Dividend yield	0.00
Exercise price	$2.78 to 3.11

Interest expense for convertible promissory notes amounted to $54,011, $24,183 and $47,284 for the years ended December 31, 2010 and 2009 and for the nine months ended September 30, 2010, respectively.